Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Interest and fee income on loans	$ 376	$ 196	$ 1,138	$ 596
Interest expense	176	63	433	157
Net interest income	200	133	705	439
Less: Loan loss provision	8	1	22	0
Net interest income after loan loss provision	192	132	683	439
Non-Interest Expense
Selling, general and administrative	150	115	390	415
Total non-interest expense	150	115	390	415
Net income	42	17	293	24
Earned distribution to preferred equity holder	25	0	$ 0	$ 0
Net income attributable to common equity holder	$ 17	$ 17